Share Based Payments - Equity Incentive Plan - Non-vested Share Awards (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Number of Shares
Non-vested, December 31, 2013	339,000
Granted	252,000
Cancelled	(3,000)
Vested	(239,500)
Non-vested, December 31, 2014	348,500
Weighted Average Fair Value
Non-vested, December 31, 2013	$ 4.75
Granted	$ 3.64
Cancelled	$ 6.67
Vested	$ 4.63
Non-vested, December 31, 2014	$ 4.15